Goodwill and Other Intangible Assets - (Rollforward of Goodwill) (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 27, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Roll Forward]
Beginning balance	$ 3,325.5	$ 3,370.0	$ 3,215.6
Goodwill			2.8
Foreign currency translation and other	(42.3)	(44.5)	151.6
Ending balance	3,283.2	3,325.5	3,370.0
Specialty Products & Technologies
Goodwill [Roll Forward]
Beginning balance	2,013.8	2,028.6	1,958.8
Goodwill			0.0
Foreign currency translation and other		(14.8)	69.8
Ending balance	1,999.5	2,013.8	2,028.6
Equipment & Consumables
Goodwill [Roll Forward]
Beginning balance	1,311.7	1,341.4	1,256.8
Goodwill			2.8
Foreign currency translation and other		(29.7)	81.8
Ending balance	$ 1,283.7	$ 1,311.7	$ 1,341.4